U.S. SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                                FORM 24F-2
                    Annual Notice of Securities Sold
                          Pursuant to Rule 24f-2


1.	Name and address of issuer:

	Scout Money Market Fund, Inc.
	2440 Pershing Road, G-15
	Kansas City, MO 64108-2561

2.	Name of each series or class of funds for which this
notice is filed:

	Prime Portfolio
	Federal Portfolio

3.	Investment Company Act File Number:  811-3528

	Securities Act File Number:  2-78688

4.	Last day of fiscal year for which this notice is
filed:

	June 30, 1997

5.	Check box if this notice is being filed more than 180
days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

                                                        [ ]

6.	Date of termination of issuer's declaration under rule
24f-2(a)(1), if applicable (see Instruction A.6):

	N/A

7.	Number and amount of securities of the same class or
series which had been registered under the Securities
Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

	None

8.	Number and amount of securities registered during the
fiscal year other than pursuant to rule 24f-2:

	N/A

9.	Number and aggregate sale price of securities sold
during the fiscal year:

	1,539,469,798 shares for $1,539,469,798

10.	Number and aggregate sale price of securities sold
during the fiscal year in reliance upon registration pursuant to rule 24f-2:

	1,539,469,798 shares for $1,539,469,798

11.	Number and aggregate sale price of securities issued
during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction
B.7):

	5,726,416 shares for $5,726,416

12.	Calculation of registration fee:

(i)	Aggregate sale price of securities sold during
the fiscal year in reliance on rule 24f-2 (from
Item 10):
							$1,539,469,798

(ii)	Aggregate price of shares issued in connection
with dividend reinvestment plans (from Item 11,
if applicable):
							+    5,726,416

(iii)	Aggregate price of shares redeemed or
repurchased during the fiscal year (if
applicable):
							-1,419,772,072

(iv)	Aggregate price of shares redeemed or
repurchased and previously applied as a
reduction to filing fees pursuant to rule 24e-2
(if applicable):
							+            0

(v)	Net aggregate price of securities sold and
issued during the fiscal year in reliance on
rule 24f-2 [line (i), plus line (ii), less line
(iii), plus line (iv)] (if applicable):
							$  125,424,142

(vi)	Multiplier prescribed by Section 6(b) of the
Securities Act of 1933 or other applicable law
or regulation (see Instruction C.6):
							x       1/3300


(vii)	Fee due [line (i) or line (v) multiplied by line
(vi)]:
							$    38,007.32

Instruction:	Issuers should complete lines (ii), (iii),
(iv), and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

13.	Check box if fees are being remitted to the
Commission's lockbox depository as described in
section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                        [X]

	Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:

	August 19, 1997



                        SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

        By      (Signature and Title)   /s/P. Bradley Adams
                                        Name:   P. Bradley Adams
                                        Title:  Vice President
                                                & Treasurer

	Date:	August 22, 1997

PAGE

                          JOHN G. DYER
                         ATTORNEY AT LAW
                        THREE CROWN CENTER
                2440 PERSHING ROAD, SUITE G-15
                       KANSAS CITY, MO 64108
                          (816) 471-5200

August 22, 1997



Scout Money Market Fund, Inc.
Three Crown Center
2440 Pershing Road
Kansas City, MO   64108

Gentlemen:

Scout Money Market Fund, Inc. (the "Fund") is a corporation organized and existing under the laws of the State of Maryland. I am currently acting as "in-house" counsel for the Fund, and it is in my capacity as in-house counsel to the Fund that I am furnishing you with this opinion.

I have examined the Certificate of Incorporation of Scout Money Market Fund, Inc., the Fund's Registration Statement under the Securities Act of 1933, and the Fund's Registration Statement under the Investment Company Act of 1940, as amended, both on Form N-1A; and such other documents, including the minutes of Directors and Shareholders meetings, which I deem necessary or appropriate to this opinion.

The Fund is currently authorized to issue 1,500,000,000 shares of common capital stock; one-half of the shares are presently reserved for issuance to shareholders invested in the Federal Portfolio and one-half is reserved for the Prime Portfolio shareholders. Each share has a par value of one cent ($0.01) per share.

As of the close of the Fund's last fiscal year, June 30, 1997, there were outstanding approximately 683,474,036 shares of common capital stock.

Pursuant to Rule 24f-2, the Fund has requested this opinion in order to comply with the notice requirement of the said Rule and for the purpose of registering under the Securities Act of 1933, shares of common capital stock having a value of $1,545,196,214 sold or issued by the Fund during its most recent fiscal year ended June 30, 1997. Such shares were sold or issued in accordance with the Fund's method of distributing its registered shares whereby currently effective prospectuses are made available for delivery to offerees and purchasers of shares in accordance with Section 5(b) of the Securities Act of 1933.

Based upon the foregoing information and examination, it is my opinion that the Fund is a valid and subsisting corporation under the laws of the State of Maryland, that the proposed registration of the shares of common capital stock having a value of $1,545,196,214 is proper, that such shares, which were issued for a consideration which was deemed by the Board of Directors consistent with the Certificate of Incorporation, are legally issued, fully-paid, and non-assessable shares, and that the holders of such shares have all the rights provided for with respect to such shares by the Certificate of Incorporation and the laws of the State of Maryland.

I hereby consent to the use of this opinion as an exhibit to the Notice under Rule 24f-2 of the Fund, covering the registration of the said shares under the Securities Act and the applications and registration statements, and amendments thereto, filed in accordance with the securities laws of the several states in which shares of the Fund are offered, and I further consent to reference in the Prospectus of the Fund to the fact that this opinion concerning the legality of the issue has been rendered by me.

Sincerely,


/s/John G. Dyer
John G. Dyer

JGD/ckb